Employee Defined Contribution Plan - Additional Information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Defined Contribution Plan Disclosure [Line Items]
Amounts incurred for employee defined contribution plan	¥ 504.8	$ 72.2	¥ 441.7	¥ 482.1